Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,440,000	[1]
Previously Paid Amount
Total Fee Amount	2,057.66
Total Offset Amount
Net Fee	$ 2,057.66

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant’s Common Stock, as reported by the Nasdaq Global Market on June 3, 2025, which were $1.15 and $1.09, respectively.